Description of Organization and Business Operations (Details)			6 Months Ended		12 Months Ended
	Feb. 09, 2021 USD ($) $ / shares shares	Sep. 04, 2020 item	Jun. 30, 2022 USD ($) item $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item		1	1		1
Proceeds received from initial public offering, gross				$ 414,000,000	$ 414,000,000
Offering costs				8,715,098	8,715,098
Deferred underwriting commissions			$ 14,490,000		14,490,000
Offering costs				8,715,098	8,715,098
Payments for investment of cash in trust account			$ 414,000,000.0	414,000,000	$ 414,000,000
Redemption of shares calculated based on business days prior to consummation of business combination (in days)			185 days		185 days
Duration of combination period			24 months		24 months
Operating bank accounts			$ 11,000		$ 400,000
Working capital			$ 1,800,000		604,000
Repayment of promissory note - related party	$ 6,000			$ 185,116	$ 185,116
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	41,400,000
Purchase price, per unit | $ / shares	$ 10.00		$ 10.00		$ 10.00
Proceeds received from initial public offering, gross	$ 414,000,000.0
Offering costs	23,700,000
Deferred underwriting commissions	14,500,000
Offering costs	$ 23,700,000
Payments for investment of cash in trust account					$ 414,000,000.0
Condition for future business combination use of proceeds percentage			80		80
Condition for future business combination threshold percentage ownership			80		80
Threshold percentage of outstanding voting securities of target to be acquired by post transaction company to complete business combination			50.00%		50.00%
Minimum net tangible assets upon consummation of business combination			$ 5,000,001		$ 5,000,001
Threshold percentage of public shares subject to redemption without company's prior written consent			20.00%		20.00%
Threshold business days for redemption of public shares			10 days		10 days
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)			100.00%		100.00%
Maximum interest to pay for dissolution expenses			$ 100,000		$ 100,000
Initial Public Offering | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	41,400,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds received from initial public offering, gross	$ 414,000,000.0
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares			10,280,000		10,280,000
Price of warrant | $ / shares			$ 1.00		$ 1.00
Proceeds from sale of private placement warrants			$ 10,300,000		$ 10,300,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	5,400,000		5,400,000		5,400,000
Over-allotment option | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	5,400,000
Founder Shares | Sponsor
Subsidiary, Sale of Stock [Line Items]
Consideration received			$ 25,000		$ 25,000
Amount borrowed under note			185,000		185,000
Working Capital Loans
Subsidiary, Sale of Stock [Line Items]
Notes payable, related parties			$ 0		$ 0	$ 0